Property, plant and equipment - Changes in Property, Plant and Equipment by Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 2,012,225	$ 1,737,319
Changes
Additions	931,383	471,533
Disposals	(19)
Depreciation for the year	(218,713)	(195,678)
Impairment	(8,084)	(5,582)
Increase (decrease) in foreign currency translation difference	(33)	(223)
Other increases (decreases)	10,307	4,856
Decreases for classification as held for sale	(228)
Subtotal	714,613	274,906
Closing balance	2,726,838	2,012,225
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,507	23,579
Changes
Increase (decrease) in foreign currency translation difference	(5)	(72)
Reclassifications	121
Decreases for classification as held for sale	(141)
Subtotal	(25)	(72)
Closing balance	23,482	23,507
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	270,563	239,666
Changes
Additions	495
Depreciation for the year	(32,915)	(30,872)
Impairment	(156)	(456)
Increase (decrease) in foreign currency translation difference	(7)	(80)
Reclassifications	37,147	62,291
Other increases (decreases)	(1,127)	14
Decreases for classification as held for sale	(87)
Subtotal	3,350	30,897
Closing balance	273,913	270,563
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	32,846	35,418
Changes
Additions	425	346
Depreciation for the year	(8,691)	(7,848)
Impairment		(75)
Increase (decrease) in foreign currency translation difference		(1)
Reclassifications	10,449	5,008
Other increases (decreases)	(69)	(2)
Subtotal	2,114	(2,572)
Closing balance	34,960	32,846
Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,463	2,880
Changes
Additions	146
Depreciation for the year	(962)	(759)
Reclassifications	7,840	354
Other increases (decreases)		(12)
Subtotal	7,024	(417)
Closing balance	9,487	2,463
Supplies and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,556	4,183
Changes
Additions	4
Depreciation for the year	(1,400)	(1,384)
Impairment		(16)
Reclassifications	726	2,773
Other increases (decreases)	(88)
Subtotal	(758)	1,373
Closing balance	4,798	5,556
Equipment office
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,386	459
Changes
Additions	7	29
Depreciation for the year	(248)	(383)
Impairment		(8)
Increase (decrease) in foreign currency translation difference	(1)	(1)
Reclassifications	213	1,290
Other increases (decreases)	(2)
Subtotal	(31)	927
Closing balance	1,355	1,386
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,359	1,272
Changes
Additions	152	58
Depreciation for the year	(788)	(539)
Reclassifications	1,149	553
Other increases (decreases)		15
Subtotal	513	87
Closing balance	1,872	1,359
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	38,241	47,052
Changes
Depreciation for the year	(12,871)	(10,138)
Reclassifications	34,914	1,327
Subtotal	22,043	(8,811)
Closing balance	60,284	38,241
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,570	4,083
Changes
Additions	270	232
Depreciation for the year	(1,256)	(1,387)
Impairment		(8)
Reclassifications	582	557
Other increases (decreases)	(19)	93
Subtotal	(423)	(513)
Closing balance	3,147	3,570
Energy generating assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,970	4,878
Changes
Depreciation for the year	(717)	(908)
Subtotal	(717)	(908)
Closing balance	3,253	3,970
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	731,787	486,345
Changes
Additions	922,690	470,112
Reclassifications	(316,994)	(224,945)
Other increases (decreases)	(8,975)	275
Subtotal	596,721	245,442
Closing balance	1,328,508	731,787
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	896,977	887,504
Changes
Additions	7,194	756
Disposals	(19)
Depreciation for the year	(158,865)	(141,460)
Impairment	(7,928)	(5,019)
Increase (decrease) in foreign currency translation difference	(20)	(69)
Reclassifications	223,853	150,792
Other increases (decreases)	20,587	4,473
Subtotal	84,802	9,473
Closing balance	981,779	896,977
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,556,401
Changes
Closing balance	6,497,214	5,556,401
Gross carrying amount | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,507
Changes
Closing balance	23,482	23,507
Gross carrying amount | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	767,096
Changes
Closing balance	803,398	767,096
Gross carrying amount | Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	239,582
Changes
Closing balance	250,058	239,582
Gross carrying amount | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	13,357
Changes
Closing balance	21,343	13,357
Gross carrying amount | Supplies and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	28,786
Changes
Closing balance	29,426	28,786
Gross carrying amount | Equipment office
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	12,943
Changes
Closing balance	13,141	12,943
Gross carrying amount | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	9,577
Changes
Closing balance	10,878	9,577
Gross carrying amount | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	195,889
Changes
Closing balance	230,803	195,889
Gross carrying amount | IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	30,456
Changes
Closing balance	31,197	30,456
Gross carrying amount | Energy generating assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	38,540
Changes
Closing balance	38,540	38,540
Gross carrying amount | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	731,787
Changes
Closing balance	1,328,508	731,787
Gross carrying amount | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,464,881
Changes
Closing balance	3,716,440	3,464,881
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(3,544,176)
Changes
Closing balance	(3,770,376)	(3,544,176)
Accumulated depreciation and amortization | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(496,533)
Changes
Closing balance	(529,485)	(496,533)
Accumulated depreciation and amortization | Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(206,736)
Changes
Closing balance	(215,098)	(206,736)
Accumulated depreciation and amortization | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(10,894)
Changes
Closing balance	(11,856)	(10,894)
Accumulated depreciation and amortization | Supplies and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(23,230)
Changes
Closing balance	(24,628)	(23,230)
Accumulated depreciation and amortization | Equipment office
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(11,557)
Changes
Closing balance	(11,786)	(11,557)
Accumulated depreciation and amortization | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(8,218)
Changes
Closing balance	(9,006)	(8,218)
Accumulated depreciation and amortization | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(157,648)
Changes
Closing balance	(170,519)	(157,648)
Accumulated depreciation and amortization | IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(26,886)
Changes
Closing balance	(28,050)	(26,886)
Accumulated depreciation and amortization | Energy generating assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(34,570)
Changes
Closing balance	(35,287)	(34,570)
Accumulated depreciation and amortization | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,567,904)
Changes
Closing balance	$ (2,734,661)	$ (2,567,904)